Income Taxes (Details) - Schedule of Reconciliation of the Federal Income Tax Rate to the Company’S Effective Tax Rate	12 Months Ended
Dec. 31, 2023
Schedule of Reconciliation of the Federal Income Tax Rate to the Company’S Effective Tax Rate [Abstract]
Statutory federal income tax rate	21.00%
State tax expense, net of federal benefit	6.90%
Permanent items
Change in fair value of derivative liabilities	10.00%
Valuation allowance	(37.90%)
Income tax provision